Intangible Assets - Schedule of Total Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Total Intangible Assets [Line Items]
Gross Amount	$ 8,857
Accumulated Amortization	(3,265)
Net Balance	5,592	$ 4,945
Brands [Member]
Schedule of Total Intangible Assets [Line Items]
Gross Amount	7,774	7,774
Accumulated Amortization	(3,211)	(2,829)
Net Balance	4,563	$ 4,945
Customer Relationships [Member]
Schedule of Total Intangible Assets [Line Items]
Gross Amount	1,083
Accumulated Amortization	(54)
Net Balance	$ 1,029